INCOME TAXES - (Benefit) Provision for Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor
Current:
Federal	$ (15,232)	$ 7,973	$ 3,150	$ 13,816
State	2,656	507	383	2,042
Foreign	78	52	176	262
Current income tax (benefit) expense	(12,498)	8,532	3,709	16,120
Deferred:
Federal	4,744	(14,243)	6,842	6,435
State	(2,749)	(5,287)	833	1,323
Foreign	0	151	0	(41)
Deferred income tax expense	1,995	(19,379)	7,675	7,717
Income tax (benefit) expense	$ (10,503)	$ (10,847)	$ 11,384	$ 23,837